Going Concern (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 3,402	$ 2,838
Liabilities, Current	$ 18,443,143	$ 14,134,595